Label		Element	Value
Prospectus:		rr_ProspectusTable
Document Type		dei_DocumentType	Other
Document Period End Date		dei_DocumentPeriodEndDate	Jul. 31, 2015
Registrant Name		dei_EntityRegistrantName	AMERICAN CENTURY INTERNATIONAL BOND FUNDS
Central Index Key		dei_EntityCentralIndexKey	0000880268
Amendment Flag		dei_AmendmentFlag	false
Document Creation Date		dei_DocumentCreationDate	Jul. 31, 2015
Document Effective Date		dei_DocumentEffectiveDate	Nov. 01, 2014
Prospectus Date		rr_ProspectusDate	Nov. 01, 2014
GLOBAL BOND FUND
Prospectus:		rr_ProspectusTable
Supplement [Text Block]		cik0000880268_SupplementTextBlock

American Century International Bond Funds Prospectus Supplement Global Bond Fund
Supplement dated August 1, 2015 ■ Prospectus dated November 1, 2014

Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	The following replaces the tables in the Fees and Expenses section on page 2 of the prospectus:
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
GLOBAL BOND FUND | INVESTOR CLASS
Prospectus:		rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	0.96%
Fee Waiver or Reimbursement	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	0.84%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 86
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	291
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	517
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,164
GLOBAL BOND FUND | INSTITUTIONAL CLASS
Prospectus:		rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	0.76%
Fee Waiver or Reimbursement	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	0.64%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	228
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	408
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 929
GLOBAL BOND FUND | A CLASS
Prospectus:		rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (as a percentage)	[2]	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.21%
Fee Waiver or Reimbursement	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	1.09%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 556
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	803
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,072
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,837
GLOBAL BOND FUND | C CLASS
Prospectus:		rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.96%
Fee Waiver or Reimbursement	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	1.84%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 187
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	602
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,044
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,270
GLOBAL BOND FUND | R CLASS
Prospectus:		rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.46%
Fee Waiver or Reimbursement	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	1.34%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 137
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	448
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	784
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,732
GLOBAL BOND FUND | R6 CLASS
Prospectus:		rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	0.71%
Fee Waiver or Reimbursement	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	0.59%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 60
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	212
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	381
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 869

[1]	Effective August 1, 2015, the advisor has agreed to waive 0.12 percentage points of the fund’s management fee. The advisor expects this waiver to continue until October 31, 2016 and cannot terminate it prior to such date without the approval of the Board of Trustees.
[2]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of purchase.